Shareholder Report, Holdings (Details)	Sep. 30, 2025
Neiman Large Cap Value Fund | No-Load Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.93%
Neiman Large Cap Value Fund | No-Load Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.99%
Neiman Large Cap Value Fund | No-Load Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.95%
Neiman Large Cap Value Fund | No-Load Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.16%
Neiman Large Cap Value Fund | No-Load Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.35%
Neiman Large Cap Value Fund | No-Load Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
Neiman Large Cap Value Fund | No-Load Shares | Cash Equivalents and Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Neiman Large Cap Value Fund | No-Load Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Neiman Large Cap Value Fund | No-Load Shares | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Neiman Large Cap Value Fund | No-Load Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Neiman Large Cap Value Fund | Class A | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.93%
Neiman Large Cap Value Fund | Class A | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.99%
Neiman Large Cap Value Fund | Class A | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.95%
Neiman Large Cap Value Fund | Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.16%
Neiman Large Cap Value Fund | Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.35%
Neiman Large Cap Value Fund | Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
Neiman Large Cap Value Fund | Class A | Cash Equivalents and Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Neiman Large Cap Value Fund | Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Neiman Large Cap Value Fund | Class A | Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Neiman Large Cap Value Fund | Class A | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.59%